Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2023 GBP (£) redemption issuance £ / shares shares		Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) redemption shareBuyback issuance £ / shares shares
Repurchase of treasury shares (in shares) | shares		343,000,000			931,000,000
Repurchase of shares		£ (503)		£ (1,076)
Number of share buybacks | shareBuyback					2
Equity		68,545		69,260	£ 69,260
Issue and redemption of other equity instruments		399		920
Issued capital
Repurchase of shares		(86)			(233)
Capital redemption reserve
Repurchase of shares		86			233
Other equity instruments
Equity	[1]	13,759		13,284	13,284
Issue and redemption of other equity instruments	[1]	500		917
Non-controlling interests
Equity	[2]	876		£ 968	£ 968
Number of convertible instruments redeemed | redemption					1
Issue and redemption of other equity instruments		£ (93)	[2]		£ (20)
Maximum
Share buy-back program (in shares) | shares		500,000,000
Ordinary shares
Number of shares issued (in shares) | shares		15,556,000,000		15,871,000,000	15,871,000,000
Par value per share (in GBP per share) | £ / shares		£ 0.25		£ 0.25	£ 0.25
Payments to acquire or redeem entity's shares					£ 1,500
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Number of convertible instruments issued | issuance		2			3
Issue of convertible instruments		£ 1,745			£ 3,158
Issuance costs of convertible instruments		£ 5			£ 9
Number of convertible instruments redeemed | redemption		1			2
Notional amount		£ 1,245		£ 2,126	£ 2,126
Issuance costs of convertible instruments redeemed		£ 5

[1]	Other equity instruments of £13,759m (December 2022: £13,284m) comprise AT1 securities issued by Barclays PLC. There were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for £1,745m (net of £5m issuance costs) and one redemption of £1,245m (net of £5m issuance costs, transferred to retained earnings on redemption) for the period ended 30 June 2023. During the period ended 31 December 2022, there were three issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities, for £3,158m, which includes issuance costs of £9m and two redemptions totalling £2,126m.
[2]	During the period ended 30 June 2023 a redemption notice was published related to the Undated Floating Rate Primary Capital Note Series 1, as a result of which £93m was transferred from non-controlling interests to subordinated liabilities ahead of redemption on 26 July 2023 (year ended 31 December 2022: one redemption of £20m, related to the Undated Floating Rate Primary Capital Notes Series 3).